Note 11 - Stock-based Compensation-10Q (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	3 months 18 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 3,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	0		$ 0	$ 0
The 2017 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	0
Share-Based Payment Arrangement, Expense	0	$ 0	$ 0	95,000
The 2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)			3 years 11 months 4 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 197,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms (Year)	2 years 10 months 17 days
The 2021 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense			$ 0	$ 0
The 2021 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 297,000
Share-Based Payment Arrangement, Expense	$ 319,000	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms (Year)	5 months 26 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	254,185	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)	0